Share-based payments - Summary of share-based payments (Detail)	3 Months Ended	12 Months Ended
	Jun. 30, 2017 AUD ($)	Jun. 30, 2018 AUD ($) shares	Jun. 30, 2017 AUD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at the start of the year, share options	18,555,999	22,109,325
Granted, share options	5,120,000	664,000
Share Consolidation, share options | shares		(16,628,392)
Exercised, share options	0
Forfeited on cessation of employment, share options	(1,566,674)	(3,734,167)
Balance at the end of the year, share options	22,109,325	2,410,766	22,109,325
Balance at the start of the year, Weighted average exercise price		$ 0.244	$ 0.2680
Granted, Weighted average exercise price		0.740	0.1500
Exercised, Weighted average exercise price		0.000	0.0000
Forfeited on cessation of employment, Weighted average exercise price		2.140	0.2200
Balance at the end of the year, Weighted average exercise price	$ 0.244	$ 2.120	$ 0.244
Tranche 1 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Mar. 04, 2015	Mar. 04, 2015	Mar. 04, 2015
Expiry date	Dec. 16, 2019	Dec. 16, 2019	Dec. 16, 2019
Exercise price	$ 0.150	$ 1.50	$ 1.500
Balance at the start of the year, share options	466,470	466,470
Share Consolidation, share options | shares		(419,823)
Exercised, share options	0
Balance at the end of the year, share options	466,470	46,647	466,470
Tranche 2 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Mar. 04, 2015	Mar. 04, 2015	Mar. 04, 2015
Expiry date	Dec. 18, 2019	Dec. 18, 2019	Dec. 18, 2019
Exercise price	$ 0.150	$ 1.50	$ 1.500
Balance at the start of the year, share options	199,521	199,521
Share Consolidation, share options | shares		(179,569)
Exercised, share options	0
Balance at the end of the year, share options	199,521	199,521	199,521
Tranche 3 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jun. 24, 2015	Jun. 24, 2015	Jun. 24, 2015
Expiry date	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2020
Exercise price	$ 0.400	$ 4.00	$ 4.000
Balance at the start of the year, share options	5,190,000	5,190,000
Share Consolidation, share options | shares		(4,671,000)
Exercised, share options	0
Balance at the end of the year, share options	5,190,000	519,000	5,190,000
Tranche 4 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Oct. 15, 2015	Oct. 15, 2015	Oct. 15, 2015
Expiry date	Nov. 16, 2020	Nov. 16, 2020	Nov. 16, 2020
Exercise price	$ 0.220	$ 2.20	$ 2.200
Balance at the start of the year, share options	5,200,008	3,633,334
Exercised, share options	0
Forfeited on cessation of employment, share options	(1,566,674)	(339,667)
Balance at the end of the year, share options	3,633,334	236,667	3,633,334
Tranche 5 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Mar. 18, 2016	Mar. 18, 2016	Mar. 18, 2016
Expiry date	Feb. 01, 2021	Feb. 01, 2021	Feb. 01, 2021
Exercise price	$ 0.199	$ 1.99	$ 1.990
Balance at the start of the year, share options	3,000,000	3,000,000
Share Consolidation, share options | shares		(2,700,000)
Exercised, share options	0
Balance at the end of the year, share options	3,000,000	300,000	3,000,000
Tranche 6 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Mar. 18, 2016	Mar. 18, 2016	Mar. 18, 2016
Expiry date	Feb. 01, 2021	Feb. 01, 2021	Feb. 01, 2021
Exercise price	$ 0.199	$ 1.99	$ 1.990
Balance at the start of the year, share options	2,000,000	2,000,000
Share Consolidation, share options | shares		(1,800,000)
Exercised, share options	0
Balance at the end of the year, share options	2,000,000	200,000	2,000,000
Tranche 7 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Mar. 18, 2016	Mar. 18, 2016	Mar. 18, 2016
Expiry date	Feb. 01, 2021	Feb. 01, 2021	Feb. 01, 2021
Exercise price	$ 0.261	$ 2.61	$ 2.610
Balance at the start of the year, share options	2,500,000	2,500,000
Share Consolidation, share options | shares		(2,250,000)
Exercised, share options	0
Balance at the end of the year, share options	2,500,000	250,000	2,500,000
Tranche 8 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Sep. 05, 2016	Sep. 05, 2016	Sep. 05, 2016
Expiry date	Sep. 05, 2021	Sep. 05, 2021	Sep. 05, 2021
Exercise price	$ 0.163	$ 1.63	$ 1.630
Balance at the start of the year, share options		2,000,000
Granted, share options	2,000,000
Share Consolidation, share options | shares		(1,800,000)
Exercised, share options	0
Forfeited on cessation of employment, share options		(150,000)
Balance at the end of the year, share options	2,000,000	50,000	2,000,000
Tranche 9 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Oct. 12, 2016	Oct. 12, 2016	Oct. 12, 2016
Expiry date	Oct. 17, 2021	Oct. 17, 2021	Oct. 17, 2021
Exercise price	$ 0.156	$ 1.56	$ 1.560
Balance at the start of the year, share options		620,000
Granted, share options	620,000	224,000
Share Consolidation, share options | shares		(558,000)
Exercised, share options	0
Balance at the end of the year, share options	620,000	62,000	620,000
Tranche 10 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Oct. 31, 2016	Oct. 31, 2016	Oct. 31, 2016
Expiry date	Nov. 01, 2021	Nov. 01, 2021	Nov. 01, 2021
Exercise price	$ 0.138	$ 1.38	$ 1.380
Balance at the start of the year, share options		500,000
Granted, share options	500,000	440,000
Share Consolidation, share options | shares		(450,000)
Exercised, share options	0
Forfeited on cessation of employment, share options		(37,500)
Balance at the end of the year, share options	500,000	12,500	500,000
Tranche 11 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Nov. 21, 2016	Nov. 21, 2016	Nov. 21, 2016
Expiry date	Nov. 23, 2021	Nov. 23, 2021	Nov. 23, 2021
Exercise price	$ 0.138	$ 1.38	$ 1.380
Balance at the start of the year, share options		2,000,000
Granted, share options	2,000,000
Share Consolidation, share options | shares		(1,800,000)
Exercised, share options	0
Forfeited on cessation of employment, share options		(150,000)
Balance at the end of the year, share options	2,000,000	50,000	2,000,000
Tranche 12 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		Aug. 07, 2017	Aug. 07, 2017
Expiry date		Aug. 07, 2022	Aug. 07, 2022
Exercise price		$ 0.67	$ 0.670
Granted, share options		224,000
Balance at the end of the year, share options		224,000
Tranche 13 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		Feb. 05, 2018	Feb. 05, 2018
Expiry date		Feb. 05, 2023	Feb. 05, 2023
Exercise price		$ 0.78	$ 0.780
Granted, share options		440,000
Balance at the end of the year, share options		440,000